MGHIF Financing - Additional Information (Details 1) - USD ($)									1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended		28 Months Ended
	Oct. 22, 2018	Jul. 30, 2018	Jul. 14, 2018	Jun. 11, 2018	Feb. 06, 2018	Jul. 18, 2017	Jun. 28, 2017	Jun. 28, 2017	Jul. 31, 2015	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Common Stock And Note Purchase Agreement [Line Items]
Proceeds from issuance of common stock, net of issuance costs													$ 4,782,509	$ 192,320	$ 597,743	$ 3,808,836
M G H I F Financing Agreement [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues									45,454
Shares issued, price per share									$ 110.00
Proceeds from issuance of common stock, net of issuance costs									$ 5,000,000
Debt instrument, interest rate, stated percentage									8.00%
Debt instrument, face amount									$ 1,000,000
Unamortized debt issuance costs				$ 7,000
Amended And Restated M G H I F Financing Agreement [Member]
Common Stock And Note Purchase Agreement [Line Items]
Debt instrument, interest rate, stated percentage							10.00%	10.00%
Debt instrument, extended maturity date							Jul. 14, 2018	Jul. 14, 2018
Issuance of common stock warrants to purchase							13,120	13,120
February Two Thousand Eighteen Public Offering [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues					2,841,152
Shares issued, price per share					$ 3.25
July Two Thousand Seventeen Public Offering [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues						18,164,195
Shares issued, price per share						$ 0.40
Public Placement [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues															5,912,307	1,000,000
At The Market Offering [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues															318,236	227,216	690,247
Common Stock [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues															318,236	227,216	690,247
Common Stock [Member] | October Two Thousand Eighteen Public Offering [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues	2,220,000														318,236	227,216	690,247
Shares issued, price per share	$ 1.45
Proceeds from issuance of common stock, net of issuance costs	$ 2,800,000
Common Stock [Member] | Public Placement [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues										9,000,000	673,077	3,019,230			318,236	227,216	690,247
Common Stock [Member] | At The Market Offering [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues											104,043				318,236	227,216	690,247
Prefunded Units [Member] | February Two Thousand Eighteen Public Offering [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues					851,155
Shares issued, price per share					$ 3.24
Prefunded Units [Member] | July Two Thousand Seventeen Public Offering [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues						6,835,805
Shares issued, price per share						$ 0.39
Second Amended And Restated Senior Secured Promissory Note [Member] | M G H I F Financing Agreement [Member]
Common Stock And Note Purchase Agreement [Line Items]
Debt instrument, face amount				$ 1,000,000
Accrued and unpaid interest			$ 285,512
Revised and extended the maturity date, payment terms				Six semi-annual payments
Annual payments plus accrued and unpaid interest				$ 166,667
Beginning date of debt maturity				Jan. 02, 2019
Ending date of debt maturity				Jul. 01, 2021
Second Amended And Restated Senior Secured Promissory Note [Member] | Common Stock [Member] | Private Placement [Member] | M G H I F Financing Agreement [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues		144,238
Accrued and unpaid interest		$ 285,512
Stock issued during period, accrued and unpaid interest due		$ 285,512
Accrued and unpaid interest due date		Jul. 14, 2018